GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 320,993		$ 320,993	$ 274,293
Foreign Currency Translation	914		2,013	189
Accumulated Amortization	50,076		33,533	16,185
Net Amount	271,831		289,473	258,297
Amortization of Intangible Assets	16,560	$ 12,173	17,347	15,643
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	135,100		135,100	125,600
Foreign Currency Translation	476		1,047	99
Accumulated Amortization	14,839		10,258	5,032
Net Amount	120,737		125,889	120,667
Patented technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,126		16,126	16,126
Foreign Currency Translation	70		155	14
Accumulated Amortization	4,772		3,452	1,698
Net Amount	11,424		12,829	14,442
Pool designs
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,728		5,728	5,728
Foreign Currency Translation	286		629	59
Accumulated Amortization	956		648	239
Net Amount	5,058		5,709	5,548
Franchise relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,187		1,187	1,187
Foreign Currency Translation	59		130	12
Accumulated Amortization	694		470	173
Net Amount	552		847	1,026
Dealer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	160,376		160,376	123,176
Foreign Currency Translation	23		52	5
Accumulated Amortization	27,434		17,697	8,530
Net Amount	132,965		142,731	114,651
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,476		2,476	2,476
Accumulated Amortization	1,381		1,008	513
Net Amount	$ 1,095		$ 1,468	$ 1,963